Convertible Promissory Note (‘Notes’) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Convertible Promissory Note (‘Notes’) [Abstract]
Schedule of Unsecured Promissory Note Payable	The following is a summary of the Company’s unsecured promissory note payable as of September 30, 2024 and March 31, 2024:
(In USD)	Outstanding
As at	September 30, 2024	March 31, 2024
Unsecured promissory note	$-	$2,027,840
Total	-	2,027,840
The following is a summary of the Company’s unsecured promissory note payable as of March 31, 2024 and March 31, 2023:
	Outstanding
As at	March 31, 2024	March 31, 2023
Unsecured promissory note	$2,027,840	$-
Total	2,027,840	-

Schedule of Summary of the Company’s Notes Payable	The following is a summary of the Company’s Notes payable for which it elected the fair value option as of March 31, 2024 and March 31, 2023:
	Fair Value Outstanding
As at	March 31, 2024	March 31, 2023
Notes	$-	$10,944,727
Total	-	10,944,727